Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
REVENUES:
REVENUES	$ 580	$ 1,520	$ 1,520	$ 395
COSTS AND EXPENSES:
COST OF REVENUES	(1,132)	(883)	(1,935)	(4,051)	(122)
RESEARCH, DEVELOPMENT AND ENGINEERING EXPENSES, NET	(1,664)	(2,467)	(4,618)	(3,700)	(3,913)
FACILITIES LAUNCHING EXPENSES					(343)
MARKETING AND PROJECT PROMOTION EXPENSES	(683)	(612)	(1,222)	(747)	(370)
GENERAL AND ADMINISTRATIVE EXPENSES	(2,398)	(2,328)	(4,465)	(2,586)	(1,466)
SHARE IN LOSS OF JOINT VENTURE		(29)
ROTEM 1 PROJECT – IMPAIRMENT AND CLOSURE LOSS, NET			(171)	(82)	(2,973)
OTHER EXPENSES (INCOME), NET	2	38	(737)	(295)	(143)
OPERATING LOSS	(5,295)	(4,761)	(11,628)	(11,066)	(9,330)
FINANCIAL INCOME	270	964	919	1,073	963
FINANCIAL EXPENSES	(119)	(154)	(358)	(355)	(1,114)
FINANCIAL INCOME, NET	151	810	561	718	(151)
LOSS FOR THE PERIOD	(5,144)	(3,951)	(11,067)	(10,348)	(9,481)
OTHER COMPREHENSIVE LOSS – ITEM THAT WILL NOT BE RECLASSIFIED TO PROFIT OR LOSS – EXCHANGE DIFFERENCES ON TRANSLATION TO PRESENTATION CURRNECY	(330)	(622)	(529)	(14)	(64)
COMPREHENSIVE LOSS FOR THE PERIOD	$ (5,474)	$ (4,573)	$ (11,596)	$ (10,362)	$ (9,545)
LOSS PER ORDINARY SHARE (in Dollars) -
Basic loss (in Dollars per share)	$ (0.29)	$ (0.28)	$ (0.76)	$ (0.87)	$ (1.19)
Weighted average number of shares outstanding used in the computation of basic loss per share (in Shares)	17,498,762	14,018,290
Fully diluted loss (in Dollars per share)	$ (0.29)	$ (0.28)	$ (0.76)	$ (0.94)	$ (1.19)
LICENSING FEE
REVENUES:
REVENUES		$ 1,500	$ 1,500
Thermal energy storage units sold
REVENUES:
REVENUES				285
Engineering services
REVENUES:
REVENUES			$ 20	$ 110
OTHER ENGINEERING SERVICES
REVENUES:
REVENUES	$ 580	$ 20